11007185

NYSE Euronext

Clinton W. Clark
Senior Analyst
Corporate Compliance

11 Wall Street
New York, NY 10005
T 212 656 4632
F 212 656 5780
cclark@nyx.com

April 21, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

CERT ARCA
001-10257

Re:	Issuer:	Barclays Bank PLC
	CIK:	0000312070
	SEC File Number:	001-10257
	Form Type:	8-A12B
	Filing Date:	4/21/2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on April 19, 2011) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

iPath® Pure Beta Softs ETN

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Clinton Clark